UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

	Master Income ETF
	Schedule of Investments
	August 31, 2016 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 81.7%
	Finance and Insurance - 14.7%
1,165	AllianceBernstein Holding LP	$25,502
2,092	Ameriprise Financial, Inc.	211,459
2,312	Apollo Global Management LLC	43,049
1,017	Ares Management LP	18,591
493	Artisan Partners Asset Management, Inc.	12,892
7,882	Blackstone Group LP	216,125
217	Calamos Asset Management, Inc.	1,517
1,019	Carlyle Group LP	15,784
248	Cohen & Steers, Inc.	10,448
380	Ellington Financial LLC	6,544
1,192	Federated Investors, Inc.	38,502
2,472	Fortress Investment Group LLC	12,063
5,261	Invesco, Ltd.	164,091
5,654	KKR & Company LP	84,753
189	Manning & Napier, Inc.	1,452
788	Oaktree Capital Group LLC	34,648
1,026	Waddell & Reed Financial, Inc.	19,083
96	Westwood Holdings Group, Inc.	4,805
		921,308
	Manufacturing - 0.9%
311	Alon USA Energy, Inc.	2,544
220	BP Prudhoe Bay Royalty Trust	3,782
161	CVR Energy, Inc.	2,349
674	Tesoro Logistics LP	32,325
695	Western Refining, Inc.	17,486
		58,486
	Mining, Quarrying, and Oil and Gas Extraction - 2.4%
92	Alliance Holdings GP LP	2,306
436	Alliance Resource Partners LP	8,890
519	EnLink Midstream LLC	8,641
1,179	EnLink Midstream Partners LP	20,809
901	Memorial Production Partners LP	1,712
86	Natural Resource Partners LP	1,509
166	Rose Rock Midstream LP	4,170
614	Seadrill Partners LLC	2,112
2,558	Williams Partners LP	97,460
		147,609
	Real Estate and Rental and Leasing- 41.9%
354	AG Mortgage Investment Trust, Inc. (b)	5,600
689	Altisource Residential Corporation (b)	7,558
4,174	American Capital Agency Corporation (b)	80,600
576	American Capital Mortgage Investment Corporation (b)	9,824
12,867	Annaly Capital Management, Inc. (b)	137,806
1,312	Anworth Mortgage Asset Corporation (b)	6,416
730	Apollo Commercial Real Estate Finance, Inc. (b)	11,899
401	Apollo Residential Mortgage, Inc. (b)	5,470
289	Arlington Asset Investment Corporation	4,300
705	Armada Hoffler Properties, Inc. (b)	9,715
463	ARMOUR Residential REIT, Inc. (b)	10,297
1,184	Blackstone Mortgage Trust, Inc. (b)	35,307
1,209	Capstead Mortgage Corporation (b)	11,993
540	Chesapeake Lodging Trust (b)	13,759
2,367	Chimera Investment Corporation (b)	39,032
1,435	Colony Capital, Inc. (b)	26,504
1,129	Columbia Property Trust, Inc. (b)	26,622
1,074	Corrections Corporation of America (b)	17,109
1,911	CYS Investments, Inc. (b)	16,836
1,837	Diamondrock Hospitality Company (b)	19,454
582	EPR Properties (b)	45,582
731	First Potomac Realty Trust (b)	7,361
973	Franklin Street Properties Corporation (b)	12,221
1,748	Gaming & Leisure Properties, Inc. (b)	59,799
676	GEO Group, Inc. (b)	13,547
284	Gladstone Commercial Corporation (b)	5,112
651	Government Properties Income Trust (b)	15,168
4,274	HCP, Inc. (b)	168,095
402	Hersha Hospitality Trust (b)	7,855
1,535	Hospitality Properties Trust (b)	46,802
6,840	Host Hotels & Resorts, Inc. (b)	121,889
382	Independence Realty Trust, Inc. (b)	3,610
1,407	Invesco Mortgage Capital, Inc. (b)	22,146

1,526	Investors Real Estate Trust (b)	10,133
2,187	Iron Mountain, Inc. (b)	84,003
1,034	LaSalle Hotel Properties (b)	29,014
2,667	Lexington Realty Trust (b)	28,777
1,848	Liberty Property Trust (b)	76,193
2,177	Medical Properties Trust, Inc. (b)	33,243
4,679	MFA Financial, Inc. (b)	36,122
319	National Health Investors, Inc. (b)	25,609
3,161	New Residential Investment Corporation (b)	45,360
751	New Senior Investment Group, Inc. (b)	9,305
1,379	New York Mortgage Trust, Inc. (b)	8,329
1,510	New York REIT, Inc. (b)	14,587
2,383	NorthStar Asset Management Group, Inc.	29,621
2,276	NorthStar Realty Financial Corporation (b)	30,362
1,515	Omega Healthcare Investors, Inc. (b)	54,843
181	One Liberty Properties, Inc. (b)	4,389
1,262	Outfront Media, Inc. (b)	28,168
774	Parkway Properties, Inc. (b)	13,932
659	Pebblebrook Hotel Trust (b)	19,796
864	PennyMac Mortgage Investment Trust (b)	13,167
372	Potlatch Corporation (b)	14,088
1,040	RAIT Financial Trust (b)	3,266
724	Ramco-Gershenson Properties Trust (b)	14,067
969	Redwood Trust, Inc. (b)	14,341
383	Resource Capital Corporation (b)	5,082
1,141	RLJ Lodging Trust (b)	26,631
460	Ryman Hospitality Properties, Inc. (b)	24,822
597	Sabra Health Care REIT, Inc. (b)	15,212
788	Select Income REIT (b)	21,505
2,173	Senior Housing Properties Trust (b)	48,545
6,048	Spirit Realty Capital, Inc. (b)	80,136
624	STAG Industrial, Inc. (b)	15,494
2,996	Starwood Property Trust, Inc. (b)	68,608
1,982	Sunstone Hotel Investors, Inc. (b)	27,530
4,383	Two Harbors Investment Corporation (b)	39,009
309	UMH Properties, Inc. (b)	3,659
354	United Development Funding IV #^(b)	850
1,696	Washington Prime Group, Inc. (b)	23,303
3,288	Welltower, Inc. (b)	252,353
528	Western Asset Mortgage Capital Corporation (b)	5,586
6,889	Weyerhaeuser Company (b)	219,414
345	Whitestone REIT (b)	4,999
1,230	WP Carey, Inc. (b)	81,981
		2,630,722
	Retail Trade - 0.4%
536	Crestwood Equity Partners LP	11,149
282	Global Partners LP	4,275

333	Sunoco LP	9,917
		25,341
	Transportation and Warehousing - 18.6%
360	Bristow Group, Inc.	4,113
1,355	Buckeye Partners LP	95,202
945	DCP Midstream Partners LP	30,968
521	Enable Midstream Partners LP	7,351
2,923	Enbridge Energy Partners LP	67,989
4,952	Energy Transfer Partners LP	197,782
1,009	Genesis Energy LP	36,112
642	Golar LNG Partners LP	12,467
368	Holly Energy Partners LP	11,971
666	NuStar Energy LP	31,968
353	NuStar GP Holdings LLC	8,574
2,385	ONEOK Partners LP	92,419
4,102	Plains All American Pipeline LP	115,102
2,584	Plains GP Holdings LP	29,406
1,716	Scorpio Tankers, Inc.	8,391
606	Ship Finance International, Ltd.	9,145
376	Summit Midstream Partners LP	9,408
2,193	Sunoco Logistics Partners LP	64,913
1,669	Targa Resources Corporation	72,735
549	Teekay LNG Partners LP	7,099
816	Teekay Offshore Partners LP	4,504
296	Transocean Partners LLC	3,330
894	Western Gas Partners LP	44,986
7,068	Williams Companies, Inc.	197,480
		1,163,415
	Utilities - 2.5%
8,658	Energy Transfer Equity LP	154,979

	Wholesale Trade - 0.3%
298	Martin Midstream Partners LP	5,906
751	NGL Energy Partners LP	13,624
		19,530
	TOTAL COMMON STOCKS (Cost $5,150,258)	5,121,390

	CLOSED-END FUNDS- 18.0%
3,249	Aberdeen Asia-Pacific Income Fund, Inc.	17,187
291	Advent Claymore Convertible Securities and Income Fund	4,406
396	Advent Claymore Convertible Securities and Income Fund II	2,325
135	Alcentra Capital Corporation	1,698
1,068	AllianceBernstein Global High Income Fund, Inc.	13,734
1,087	AllianzGI Convertible & Income Fund	7,229
922	AllianzGI Convertible & Income Fund II	5,320
2,850	Apollo Investment Corporation	17,471
192	Apollo Senior Floating Rate Fund, Inc.	3,156
179	Apollo Tactical Income Fund, Inc.	2,737
3,958	Ares Capital Corporation	63,960
289	Ares Dynamic Credit Allocation Fund, Inc.	4,196
161	Avenue Income Credit Strategies Fund	2,048
250	Babson Capital Global Short Duration High Yield Fund	4,693
919	BlackRock Capital Investment Corporation	8,014
676	BlackRock Core Bond Trust	9,687
1,580	BlackRock Corporate High Yield Fund, Inc.	17,190
1,360	BlackRock Credit Allocation Income Trust	18,605
2,350	BlackRock Debt Strategies Fund, Inc.	8,719
463	BlackRock Floating Rate Income Strategies Fund, Inc.	6,343
294	BlackRock Floating Rate Income Trust	3,916
809	BlackRock Income Trust, Inc.	5,339
458	BlackRock Limited Duration Income Trust	7,209
481	BlackRock Multi-Sector Income Trust	8,230
719	BlackRock Taxable Municipal Bond Trust	17,846
158	Blackstone/GSO Long-Short Credit Income Fund	2,383
190	Blackstone/GSO Senior Floating Rate Term Fund	3,137
557	Blackstone/GSO Strategic Credit Fund	8,294
317	Brookfield High Income Fund, Inc.	2,365
287	Brookfield Mortgage Opportunity Income, Inc.	4,362
175	Brookfield Total Return Fund, Inc.	4,001
906	Calamos Convertible & High Income Fund	10,111
869	Calamos Convertible Opportunities & Income Fund	9,211
1,063	Calamos Global Dynamic Income Fund	7,941
198	Capitala Finance Corporation	2,988

645	Clough Global Opportunities Fund	6,321
354	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	9,094
148	Cohen & Steers Select Preferred & Income Fund, Inc.	4,104
1,250	Credit Suisse High Yield Bond Fund	3,313
135	Cutwater Select Income Fund	2,779
1,270	DoubleLine Income Solutions Fund	24,435
190	DoubleLine Opportunistic Credit Fund	5,185
908	Dreyfus High Yield Strategies Fund	3,223
497	Eaton Vance Floating-Rate Income Trust	6,983
1,453	Eaton Vance Limited Duration Income Fund	20,211
457	Eaton Vance Senior Floating-Rate Trust	6,215
472	Eaton Vance Senior Income Trust	2,974
224	Eaton Vance Short Duration Diversified Income Fund	3,060
236	Fidus Investment Corporation	3,811
1,873	Fifth Street Finance Corporation	11,744
345	Fifth Street Senior Floating Rate Corporation	3,084
439	First Trust High Income Long/Short Fund	6,963
765	First Trust Intermediate Duration Preferred & Income Fund	17,962
331	First Trust Senior Floating Rate Income Fund II	4,498
242	Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.	6,057
547	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	11,810
123	Flaherty & Crumrine Total Return Fund, Inc.	2,696
3,070	FS Investment Corporation	30,301
274	Gladstone Capital Corporation	2,381
381	Gladstone Investment Corporation	3,498
648	Golub Capital BDC, Inc.	12,390
304	GSV Capital Corporation	1,477
219	Guggenheim Build America Bonds Managed Duration Trust	5,217
221	Guggenheim Strategic Opportunities Fund	4,230
928	Hercules Capital, Inc.	12,676
142	Invesco Bond Fund	2,768
921	Invesco Dynamic Credit Opportunities Fund	10,748
2,247	Invesco Senior Income Trust	9,909
206	Ivy High Income Opportunities Fund	2,991
325	John Hancock Preferred Income Fund	7,355
266	John Hancock Preferred Income Fund II	6,070
397	John Hancock Preferred Income Fund III	7,992
618	John Hancock Premium Dividend Fund	10,654
134	Kayne Anderson Energy Development Company	2,502
449	KCAP Financial, Inc.	1,985
191	KKR Income Opportunities Fund	3,052
262	Legg Mason BW Global Income Opportunities Fund, Inc.	3,579
220	LMP Capital & Income Fund, Inc.	3,023
606	Main Street Capital Corporation	20,822
689	Medley Capital Corporation	5,209
677	MFS Charter Income Trust	5,897
1,509	MFS Intermediate Income Trust	6,972
963	MFS Multimarket Income Trust	6,038
840	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,678
262	MVC Capital, Inc.	2,180
243	Neuberger Berman High Yield Strategies Fund, Inc.	2,877
288	New American High Income Fund, Inc.	2,641
749	New Mountain Finance Corporation	10,681
336	Nuveen Build America Bond Fund	7,657
89	Nuveen Build America Bond Opportunity Fund	2,065
1,692	Nuveen Credit Strategies Income Fund	14,297
247	Nuveen Diversified Dividend & Income Fund	3,048
681	Nuveen Floating Rate Income Fund	7,328
476	Nuveen Floating Rate Income Opportunity Fund	5,155
199	Nuveen Mortgage Opportunity Term Fund	4,826
284	Nuveen Preferred & Income Term Fund	7,120
1,220	Nuveen Preferred Income Opportunities Fund	12,737
2,531	Nuveen Preferred Securities Income Fund	24,323

480	Nuveen Senior Income Fund	3,043
124	Nuveen Short Duration Credit Opportunities Fund	2,006
336	PennantPark Floating Rate Capital, Ltd.	4,378
896	PennantPark Investment Corporation	7,141
896	PIMCO Corporate & Income Opportunity Fund	13,306
484	PIMCO Corporate & Income Strategy Fund	7,657
1,709	PIMCO Dynamic Credit Income Fund	34,401
577	PIMCO Dynamic Income Fund	16,525
131	PIMCO Global StocksPLUS & Income Fund	2,638
1,586	PIMCO High Income Fund	15,812
186	PIMCO Income Opportunity Fund	4,429
316	PIMCO Income Strategy Fund	3,388
738	PIMCO Income Strategy Fund II	7,018
526	PIMCO Strategic Income Fund, Inc.	5,491
308	Pioneer Floating Rate Trust	3,548
360	Pioneer High Income Trust	3,776
4,494	Prospect Capital Corporation	38,692
508	Prudential Global Short Duration High Yield Fund, Inc.	7,874
417	Prudential Short Duration High Yield Fund, Inc.	6,726
1,472	Putnam Premier Income Trust	7,257
446	Solar Capital Limited	9,161
124	Solar Senior Capital, Ltd.	2,103
156	Stellus Capital Investment Corporation	1,771
198	Stone Harbor Emerging Markets Income Fund	3,146
639	TCP Capital Corporation	10,563
599	TCW Strategic Income Fund, Inc.	3,228
585	Templeton Emerging Markets Income Fund	6,453
1,706	Templeton Global Income Fund	10,970
393	THL Credit, Inc.	3,981
648	TICC Capital Corporation	4,134
396	TPG Specialty Lending, Inc.	7,389
502	Triangle Capital Corporation	10,100
140	Virtus Global Multi-Sector Income Fund	2,233
1,852	Voya Prime Rate Trust	9,742
885	Wells Fargo Income Opportunities Fund	7,461
519	Wells Fargo Multi-Sector Income Fund	6,778
389	Western Asset Emerging Markets Debt Fund, Inc.	6,438
361	Western Asset Emerging Markets Income Fund, Inc.	4,253
187	Western Asset Global Corporate Defined Opportunity Fund, Inc.	3,332
387	Western Asset Global High Income Fund, Inc.	4,013
1,137	Western Asset High Income Opportunity Fund, Inc.	5,742
1,073	Western Asset High Income Opportunity Fund II, Inc.	7,790
283	Western Asset High Yield Defined Opportunity Fund, Inc.	4,336
185	Western Asset Investment Grade Defined Opportunity Trust, Inc.	4,163
130	Western Asset Mortgage Defined Opportunity Fund, Inc.	3,204
		1,123,512
	TOTAL CLOSED-END FUNDS (Cost $1,113,442)	1,123,512

	SHORT-TERM INVESTMENTS - 0.3%
21,331	Government & Agency Portfolio Short-Term Investments Trust- Institutional class - 0.29% *	21,331
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,331)	21,331

	TOTAL INVESTMENTS - 100.0% (Cost $6,285,031)	6,266,233
	Other Assets in Excess of Liabilities - 0.0%+	2,478
	NET ASSETS - 100.0%	$6,268,706
	(a) Non-income producing.
	# Illiquid security. At August 31, 2016 the value of the security totaled $850.
	^	Security is fair valued under pricing procedures adopted by the Board of Trustees and categorized as a Level 3 security.
	* The rate shown is the seven-day annualized yield as of August 31, 2016.
	+ Represents less than 0.05% of net assets.
	(b) Real Estate Investment Trust

	The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows+:
	Cost of investments	$6,293,429
	Gross unrealized appreciation	291,304
	Gross unrealized depreciation	(318,500)
	Net unrealized depreciation	$(27,196)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund's most recent Semi-Annual
	or Annual report.

Summary of Fair Value Disclosure at August 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,120,540	$-	$850	$5,121,390
Closed-End Funds	1,123,512	-	-	$1,123,512
Short-Term Investments	21,331	-	-	$21,331
Total Investments in Securities	$6,265,383	$-	$850	$6,266,233
^See Schedule of Investments for breakout of investments by industry classification.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used to determine fair value:
Common Stocks
Balance as of November 30, 2015	$-
Net realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers into Level 3	850
Transfers out of Level 3	-
Balance as of August 31, 2016	850
Net change unrealized appreciation (depreciation) on securities held at August 31, 2016	(5,176)
Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2016, the Fund recognized transfers from Level 1 to Level 3 and  no other transfer to or from Levels.

Item 2. Controls and Procedures.
(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)  /s/ Paul R Fearday
Paul R. Fearday, President, (principal executive officer)

Date          10/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul R Fearday
 Paul R. Fearday, President, (principal executive officer)

Date          10/27/2016

By (Signature and Title)* /s/ Kristen M Weitzel
 Kristen M Weitzel, Treasurer, (principal financial officer)

Date          10/27/2016

* Print the name and title of each signing officer under his or her signature.